Derivative Instruments and Hedging Activities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2009
Shared percentage of sales from overseas between the parent company and its subsidiaries	45.00%
Net gains from hedging instruments excluded from the assessment of fair value hedge effectiveness		¥ 169
Net gains from hedging instruments excluded from the assessment of cash flow hedge effectiveness		2,229
Maximum length of time for exposure	44
Interest charges includes net gain excluded from the assessment of hedge ineffectiveness		553
Forward Exchange Contracts [Member]
Net gain (loss) on sale of derivatives expected next fiscal year	3,675
Interest Rate Swaps [Member]
Net gain (loss) on sale of derivatives expected next fiscal year	(101)
Fair Value Hedge [Member]
Interest charges includes net loss excluded from the assessment of fair value hedge effectiveness		466
Interest Rate Exposure [Member]
Interest charges includes net loss excluded from the assessment of fair value hedge effectiveness		¥ 347